As filed with the Securities and Exchange
Commission on May 12, 2014

File No. 002-35566
811-01976

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45	☒

Sequoia Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

9 West 57th Street, Suite 5000 New York, NY 10019
(Address of Principal Executive Office)        (Zip Code)

Registrant's Telephone Number including Area Code: (800) 686-6884

Robert D. Goldfarb
c/o Ruane, Cunniff & Goldfarb Inc.
9 West 57th Street
Suite 5000
New York, New York  10019

(Name and Address of Agent for Service)

Copies of Communications to:
Mr. Paul M. Miller
Seward & Kissel LLP
901 K Street, NW
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)
☐           on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on pursuant to paragraph (a)(1)
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 12th day of May, 2014.

SEQUOIA FUND, INC.

By:	/s/ Robert D. Goldfarb
Robert D. Goldfarb
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

(1) Principal Executive Officer By: /s/ Robert D. Goldfarb Robert D. Goldfarb	President and Director	May 12, 2014

(2) Principal Financial and Accounting Officer By: /s/ Paul Greenberg Paul Greenberg	Treasurer	May 12, 2014

(3) All of the Directors

By: /s/ Robert D. Goldfarb Robert D. Goldfarb		May 12, 2014

By: /s/ David M. Poppe David M. Poppe		May 12, 2014

Roger Lowenstein* C. William Neuhauser* Robert L. Swiggett* Sharon Osberg*

By: /s/ Robert D. Goldfarb Robert D. Goldfarb* Attorney-in-Fact	May 12, 2014

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase